GOING CONCERN (Details)	12 Months Ended														12 Months Ended		1 Months Ended					0 Months Ended				0 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 Convertible Debt [Member] CNY	Dec. 31, 2013 Convertible Debt [Member] CNY	Oct. 24, 2012 Convertible Debt [Member] USD ($)	Oct. 24, 2012 Convertible Debt [Member] CNY	Jun. 12, 2012 Convertible Debt [Member] USD ($)	Jun. 12, 2012 Convertible Debt [Member] CNY	Dec. 31, 2014 Jinghan Group [Member] CNY	Jul. 25, 2013 Taishidian Holding [Member] CNY	Mar. 31, 2015 Subsequent Event [Member] Jinghan Group [Member] CNY	Apr. 30, 2015 Subsequent Event [Member] Jinghan Group [Member] CNY	Apr. 08, 2015 Subsequent Event [Member] Jinghan Group [Member] CNY	Feb. 06, 2015 Subsequent Event [Member] Taishidian Holding [Member] USD ($)	Feb. 06, 2015 Subsequent Event [Member] Taishidian Holding [Member] CNY	Aug. 31, 2014 China Education International Holdings Limited[Member]	May 13, 2014 China Education International Holdings Limited[Member] USD ($)	May 05, 2014 China Education International Holdings Limited[Member] USD ($)	May 05, 2014 China Education International Holdings Limited[Member] CNY	Mar. 05, 2015 China Education International Holdings Limited[Member] Subsequent Event [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2014 Suzhou Hezhijia Investment Management Limited [Member] Taishidian Holding [Member] CNY	Feb. 28, 2015 Suzhou Hezhijia Investment Management Limited [Member] Subsequent Event [Member] Taishidian Holding [Member] CNY	Feb. 06, 2015 Suzhou Hezhijia Investment Management Limited [Member] Subsequent Event [Member] Taishidian Holding [Member] CNY	Dec. 31, 2014 Variable Interest Entity Primary Beneficiary [Member] CNY	Dec. 31, 2013 Variable Interest Entity Primary Beneficiary [Member] CNY	Dec. 31, 2012 Variable Interest Entity Primary Beneficiary [Member] CNY
Going Concern [Line Items]
Net loss	$ 174,478,000	1,082,555,000		910,205,000		1,673,515,000																								550,911,000	479,323,000	852,927,000
Impairment charge related to the provision of receivables, disposal loss of subsidiary, goodwill and intangible assets		443,657,000		462,391,000
Loss from extinguishment of debt and interest expense of convertible loan		242,606,000
Unrestricted cash and cash equivalents	29,057,000	180,285,000		98,962,000		118,081,000	15,950,000	193,161,000																						110,353,000
Period from negative publicity which impact for Group's businesses	3 years	3 years
Amount by which consolidated current liabilities exceeded consolidated current assets		478,597,000
Consolidated net liabilities	(8,591,000)	(53,306,000)		397,723,000		1,383,955,000		2,766,463,000
Total lease commitment amount		303,354,000																175,357,000
Lease commitment within one year		95,732,000																77,743,000
Total consideration															500,000,000			1,200,000,000	1,200,000,000	234,500,000
Proceed from disposal of subsidiaries	21,758,000	135,000,000		39,685,000		(94,109,000)									135,000,000		365,000,000
Capital injections and settlement of liabilities																		700,000,000
Receivable resulting from disposal of Taishidian Holding		234,500,000	[1]	234,500,000	[1]											143,233,000					143,233,000						70,000,000		70,000,000
Cash payment received																												40,000,000
Funding due from CEIHL		50,000,000	[2]		[2]
Amount of loans and funds provided for restructuring plan																							48,000,000	48,000,000	290,600,000
Principal IFC loan									69,760,000	102,905,000	$ 20,000,000	125,710,000	$ 20,000,000	125,710,000												$ 48,000
Number of shares issued on conversion of convertible loan																						170,368,902	972,782,696			972,782,696

[1]	On July 25, 2013, the Group entered in a letter for intent with Kunshan Venture to transfer the equity interest of Taishidian Holding, with consideration of RMB 234,500. The legal title of Taishidian Holding has been transferred to Kunshan Venture in July 2013, and the Group has no continuing involvement in Taishidian Holding since that. Management assessed the recoverable value with best estimation to be approximately RMB 110,000. Bad debt provision of RMB 124,500 was provided for the excessive portion and was included in the disposal loss in 2013. As of February 6, 2015 the receivable balance of RMB 234,500 was transferred to Suzhou Hezhijia Investment Management Limited with consideration of RMB 70,000. Therefore, the difference of RMB 40,000 between the carrying amount of RMB 110,000 and the consideration of RMB 70,000 was recognized as bad debt in 2014. (See Note 24(b)). RMB 40,000 of the consideration has been collected in February 2015.
[2]	The balance represented the funding due from CEIHL pursuant to the Restructuring Plan. See Note 14 for details. The entire balance has been collected in February 2015.